Intangibles - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 150,289	$ 153,062
Acquisition Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	89,272	89,272
Acquisition Cost [member] | Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	53,152	53,152
Acquisition Cost [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	36,120	36,120
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(43,079)	(40,306)
Accumulated depreciation and amortisation [member] | Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(15,832)	(14,834)
Accumulated depreciation and amortisation [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(27,247)	(25,472)
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Intangible assets	46,193	48,966
Net Book Value | Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	37,320	38,318
Net Book Value | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 8,873	$ 10,648